RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Disclosure of information about key management personnel

	2020	2019
Salaries and benefits	$3,059	$1,674
Contract completion bonus - interim CEO	171	—
Directors’ fees	531	478
Termination benefits	—	658
Share-based compensation	1,935	1,227
	$5,696	$4,037